Note 16 - Receivables and Prepayments, Net	12 Months Ended
Dec. 31, 2022
Current prepayments and current accrued income [abstract]
Note 16 - Receivables and Prepayments, Net

16Receivables and prepayments, net

	Year ended December 31,
	2022	2021
Prepaid expenses and other receivables	47,419	38,080
Government entities	18,121	2,363
Employee advances and loans	10,701	5,974
Advances to suppliers and other advances	41,549	17,225
Government tax refunds on exports	8,898	8,419
Receivables from related parties	19,184	5,919
Others	41,418	21,502
	187,290	99,482
Allowance for other doubtful accounts, see note 24 (i)	(3,479)	(3,206)
	183,811	96,276